Financial structure and financial costs - Hedging instruments and hedged items by strategy (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bonds | Interest Rate Swap | Fair value hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	6,250	3,500	5,000
Carrying amount of hedging instruments liabilities	$ (230)	$ (86)	$ (151)
Carrying amount of hedged items liabilities	(6,103)	(3,457)	(4,892)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 147	$ 43	$ 108
Bonds | Interest Rate Swap | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	12,577	12,023	12,782
Carrying amount of hedging instruments assets	$ 543	$ 611	$ 815
Carrying amount of hedging instruments liabilities			$ (2)
Bonds | Cross Currency Swaps | Fair value hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	4,084	4,671	7,029
Carrying amount of hedging instruments assets	$ 27	$ 45
Carrying amount of hedging instruments liabilities	(618)	(559)	$ (1,124)
Carrying amount of hedged items liabilities	(3,588)	(4,232)	(5,982)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 496	$ 439	$ 1,047
Bonds | Cross Currency Swaps | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	15,055	17,511	17,511
Carrying amount of hedging instruments assets	$ 5	$ 108
Carrying amount of hedging instruments liabilities	(1,890)	(1,821)	$ (2,731)
End of hedging (before 2018) | Fair value hedge
Hedging instruments and hedged items by hedging strategy
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 21	$ 10	$ (8)